Fair Value Measurements - Changes in fair value of warrant derivative liability (Details) - Level 3	3 Months Ended
Mar. 31, 2021 USD ($)
Fair Value Measurements
December 31, 2020	$ 0
Transfer into Level 3	18,720,000
Loss on derivative liability	960,000
Ending Balance	$ 19,680,000